Taxes Payable (Tables)	6 Months Ended
Apr. 30, 2024
Taxes Payable [Abstract]
Schedule of Taxes Payable	Taxes payable comprised of the following:
	April 30,	October 31,
	2024	2023
Value-added tax, net	$957,760	$868,805
Company income tax	1,720,195	1,702,093
Other taxes	117,226	115,981
Total	$2,795,181	$2,686,879